Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Commitments and Contingencies
24.	COMMITMENTS AND CONTINGENCIES
(a)	Operating lease commitments – the Company as lessee

The Company leases a piece of land in Singapore and certain buildings under non-cancellable operating lease arrangements for terms from 5 to 30 years.

Future minimum rental payable under non-cancellable operating leases with initial terms of one year or more consisted of the following:

	As of December 31,
	2017	2016
	US$’000	US$’000
Within one year	1,174	823
After one year but not more than five years	859	1,067
More than five years	1,607	1,774
	3,640	3,664

(b)	Finance lease and hire purchase commitments

The Company leases certain machinery and equipment under finance leases.

Future minimum payments under finance leases with initial terms of one year or more consisted of the following as of December 31:

	2017		2016
	Minimum payments	Present value of payments (Note 15 )	Minimum payments	Present value of payments (Note 15 )
	US$’000	US$’000	US$’000	US$’000
Within one year	39	36	32	29
After one year but not more than five years	44	42	57	54
More than five years	—	—	—	—
Total minimum lease payments	83	78	89	83
Less: amount representing finance charges	(5)	—	(6)	—
Present value of minimum lease payment	78	78	83	83

As of December 31, 2017 and 2016, the finance lease liabilities are secured by the leased machinery and equipment at cost of $148 and $131, respectively. The accumulated depreciation of these leased assets as of December 31, 2017 and 2016 amounted to $98 and $60, respectively. The depreciation of machinery and equipment under finance leases are included in the depreciation expenses under costs of sales.  The average discount interest rate implicit in the lease is 5.11% and 4.98%, for 2017 and 2016, respectively.

24.	COMMITMENTS AND CONTINGENCIES (continued)
(c)	Purchase commitments

As of December 31, 2017 and 2016, the Company and its subsidiaries had commitments to purchase raw materials totaling $175 million to $277 million and $111 million to $203 million (24,005 to 37,930 metric tons and 19,620 to 35,920  metric tons), respectively, from third parties at the prices stipulated in the contracts.

(d)	Capital commitments

As of December 31, 2017 and 2016, the Company and its subsidiaries had capital commitment relating to the construction of factory building improvement and acquisition of machinery, totaling $0.8 million and $0.2 million, respectively.

(e)	Guarantees

As of December 31, 2017 and 2016, Charoong Thai and its subsidiaries had given continuing corporate guarantee of $2 million and $2 million, respectively, in respect of banking facilities extended to two operating subsidiaries.

As of December 31, 2017 and 2016, the Company provided a corporate guarantee not exceeding the sum of $31.2 million and $31.2 million, respectively, for the bond performance and banking facility of Sigma Cable.

As of December 31, 2017 and 2016, there were outstanding bank guarantees of $35.2 million and $29 million, respectively, issued by the banks on behalf of Charoong Thai and its subsidiaries in respect of certain performance bonds as required in the normal course of business of the companies. These guarantees generally expire within 1 year.

(f)	Service commitments

As of December 31, 2017 and 2016, the Company and its subsidiaries had commitments in respect of repair and maintenance consulting services with related parties totaling $0.1 million and $0.1 million, respectively.